Revenue - Schedule of Estimated Revenue Related to Performance Obligations (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,956
Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	1,674
Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	258
Other
Estimated revenue expected to be recognized in the future related to performance obligations	24
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 156
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 125
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 24
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 7
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 156
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 131
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 153
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 128
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 153
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 128
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 150
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 125
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,188
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,037
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 142
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 9
Performance satisfaction period	1 year